UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

			Investment Company Act file number 811-10073

			Name of Fund:  BBH Prime Institutional Money Fund, Inc.

			Fund Address:  	40 Water Street
               				Boston, MA  02109

			Name and address of agent for service:
			Nancy D. Osborn, Principal Financial Officer,
			BBH Prime Institutional Money Fund, Inc., 40 Water Street, Boston, MA, 02109
			Mailing address:  140 Broadway, New York, NY, 10005

			Registrant's telephone number, including area code:  (800) 625-5759

			Date of fiscal year end: 06/30


       Date of reporting period: MARCH 31, 2005











ITEM 1. SCHEDULES OF INVESTMENTS.

BBH Prime Institutional Money Fund, Inc.

The Fund's underlying assets are invested with the Master Fund (BBH US Money Market
Portfolio 1940 Act File Number 811-08842)


ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant's
	disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no significant changes in the
	registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.



ITEM 3. EXHIBITS.

(a)	The certifications required by Rule 30a-2(a)
	under the Act are attached as exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John A. Nielsen, certify that:

1.	I have reviewed this report on Form N-Q on
	behalf of: BBH Prime Institutional Money
	Fund, Inc. ("registrant");

2.	Based on my knowledge, this report does not
	contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. 	Based on my knowledge, the schedules of
	investments included in this report,
	fairly present in all material respects
	the investments of the registrant as
	of the end of the fiscal quarter for
	which the report is filed;

4. 	The registrant's other certifying officer
	and I are responsible for establishing
	and maintaining disclosure controls and
	procedures (as defined in rule 30a-3(c)
	under the Investment Company Act of 1940) for the registrant and have:

a.	designed such disclosure controls and
	procedures, or caused such disclosure
	controls and procedures to be designed
	under our supervision, to ensure that
	material information relating to the
	registrant, including its consolidated
	subsidiaries, is made
      	known to us by others within those
		entities, particularly during the
		period in which this report is
		being prepared;


       b.	designed such internal control over
       	financial reporting, or caused such
       	internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


       c.	evaluated the effectiveness of the
       	registrant's disclosure controls and
       	procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d.	disclosed in this report any change
	in the registrant's internal control
	over financial reporting that
	occurred during the registrant's most
	recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a.	all significant deficiencies and material
	weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b.	any fraud, whether or not material,
	that involves management or other
	employees who have a significant
	role in the registrant's internal
	control over financial reporting.



Date:  May 27, 2005



/s/John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Nancy D. Osborn, certify that:

1.	I have reviewed this report on
	Form N-Q on behalf of: BBH Prime
	Institutional Money Fund, Inc.
	("registrant");

2.	Based on my knowledge, this report
	does not contain any untrue statement
	of a material fact or omit to state
	a material fact necessary to make
	the statements made, in light of the
	circumstances under which such
	statements were made, not misleading
	with respect to the period covered
	by this report;

3. 	Based on my knowledge, the schedules
	of investments included in this report,
	fairly present in all material respects
	the investments of the registrant
	as of the end of the fiscal quarter
	for which the report is filed;

4. 	The registrant's other certifying
	officer and I are responsible for
	establishing and maintaining
	disclosure controls and procedures
	(as defined in rule 30a-3(c) under
	the Investment Company Act of 1940)
	for the registrant and have:

a.	designed such disclosure controls
	and procedures, or caused such
	disclosure controls and procedures
	to be designed under our supervision,
	to ensure that material information
	relating to the registrant, including
	its consolidated subsidiaries, is made
      	known to us by others within those
		entities, particularly during the period in which this report is being prepared;


b.	designed such internal control over
	financial reporting, or caused such
	internal control over financial
	reporting to be designed under our
	supervision, to provide reasonable
	assurance regarding the reliability
	of financial reporting and the
	preparation of financial statements
	for external purposes in accordance
	with generally accepted accounting
	principles.


c.	evaluated the effectiveness of the
	registrant's disclosure controls and
	procedures and presented in this report
	our conclusions about the effectiveness
	of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and


d.	disclosed in this report any
	change in the registrant's internal
	control over financial reporting that
	occurred during the registrant's most
	recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors
	(or persons performing the equivalent
	functions):

a. all significant deficiencies   and
*  material weaknesses in the design
*  or operation of internal control
*  over financial reporting which are
*  reasonably likely to adversely affect
*  the registrant's ability to record,
*  process, summarize, and report
*  financial  information; and

b.	any fraud, whether or not material,
      that involves management or other
      employees who have a significant role
      in the registrant's internal control
      over financial reporting.




Date:  May 27, 2005




/s/Nancy D. Osborn
==========================
Nancy D. Osborn
Treasurer - Principal Financial Officer



SIGNATURES


Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   BBH Prime Institutional Money Fund, Inc.
             -------------------------------------


By (Signature and Title)* /s/John A. Nielsen
                           ---------------------------
                           John A. Nielsen, President
                           (Principle Executive Officer)

Date:  Date:  May 27, 2005

Pursuant to the requirements of the Securities
Exchange Act of 1934 and the Investment Company
Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)* /s/Nancy D. Osborn
                          -------------------------
                          Nancy D. Osborn, Treasurer
                          (Principal Financial Officer)

Date: Date:  May 27, 2005



* Print name and title of each
signing officer under his or her signature.